Restructuring and Impairment Charges (Tables)	12 Months Ended
Oct. 03, 2020
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost
The changes in restructuring reserves related to the TFCF integration for fiscal 2019 and 2020 are as follows:

Balance at September 29, 2018	$—
Additions in fiscal 2019:
Disney Media and Entertainment Distribution	713
Disney Parks, Experiences and Products	11
Corporate	182
Total additions in fiscal 2019	906
Payments in fiscal 2019	(230)
Balance at September 28, 2019	676
Additions in fiscal 2020:
Disney Media and Entertainment Distribution	382
Disney Parks, Experiences and Products	9
Corporate	62
Total additions in fiscal 2020	453
Payments in fiscal 2020	(772)
Balance at October 3, 2020	$357